Shareholder Report, Average Annual Return (Details) 195129_Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF_TF_TSR Annual {TF}	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF NAV
Average Annual Return, Percent	30.80%
Pacer COWZ NDX Rotator Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacer COWZ NDX Rotator Index
Average Annual Return, Percent	31.11%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	22.76%